CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Total Stockholders' Equity	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance (in shares) at Dec. 31, 2013			7,253,833.000
Balance at Dec. 31, 2013		$ 46,881	$ 72	$ 56,384	$ (98)	$ (9,477)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			85,692,602
Issuances of common stock		853,070	$ 857	852,213
Common stock offering costs, commissions and dealer manager fees		(86,477)		(86,477)
Common stock issued through distribution reinvestment plan (in shares)			1,560,476
Common stock issued through distribution reinvestment plan	$ 14,824	14,824	$ 16	14,808
Common stock repurchases (in shares)	(64,818)		(64,818)
Common stock repurchases		(635)	$ (1)	(634)
Share-based compensation, net of forfeitures (in shares)			6,655
Share-based compensation, net of forfeitures		93		93
Distributions declared		(31,795)				(31,795)
Net loss	$ (12,632)	(12,632)				(12,632)
Other comprehensive loss		(229)			(229)
Balance (in shares) at Dec. 31, 2014			94,448,748
Balance at Dec. 31, 2014		783,100	$ 944	836,387	(327)	(53,904)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock offering costs, commissions and dealer manager fees		4		4
Common stock issued through distribution reinvestment plan (in shares)			3,698,474
Common stock issued through distribution reinvestment plan	$ 35,140	35,140	$ 37	35,103
Common stock repurchases (in shares)	(1,281,670)		(1,281,670)
Common stock repurchases		(12,128)	$ (12)	(12,116)
Share-based compensation, net of forfeitures (in shares)			600
Share-based compensation, net of forfeitures		43		43
Distributions declared		(61,533)				(61,533)
Net loss	$ (1,393)	(1,393)				(1,393)
Other comprehensive loss		(83)			(83)
Balance (in shares) at Dec. 31, 2015			96,866,152
Balance at Dec. 31, 2015		743,150	$ 969	859,421	(410)	(116,830)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)	2,400,000		2,399,024
Common stock issued through distribution reinvestment plan	$ 22,037		$ 24	22,013
Common stock repurchases (in shares)	(2,500)		(2,500)
Common stock repurchases	$ (25)			(25)
Share-based compensation, net of forfeitures (in shares)			6,000
Share-based compensation, net of forfeitures	44			44
Distributions declared	(63,089)					(63,089)
Net loss	(9,231)					(9,231)
Other comprehensive loss	$ 162				162
Balance (in shares) at Dec. 31, 2016			99,268,676
Balance at Dec. 31, 2016		$ 693,048	$ 993	$ 881,453	$ (248)	$ (189,150)